Property, Plant and Equipment - Schedule of Cost of Freehold Land, Net Book Value of Leasehold Properties and Contracts Placed for Future Expenditure (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 4,882	£ 3,661	£ 3,021
Contracts placed for future expenditure	85	29
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	8,191	7,149	5,793
Freehold Land within Freehold Property on Which no Depreciate is Provided | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	253	202
Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	143	123	130
Leasehold Property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	267	239	£ 256
Long Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	104	80
Short Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 39	£ 43